Employee Pension and Profit Sharing Plans - Future Payments (Detail) (USD $)	12 Months Ended
Sep. 27, 2013
Compensation And Retirement Disclosure [Abstract]
Fiscal 2014	$ 12,218,000
Fiscal 2015	11,423,000
Fiscal 2016	11,899,000
Fiscal 2017	12,488,000
Fiscal 2018	13,010,000
Fiscal 2019 - 2023	69,358,000
During fiscal 2014	$ 25,800,000